Asset held for sale and discontinued operations - Results of operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Asset held for sale and discontinued operations
Net loss from discontinued operations	$ (9,538)	$ (29,090)
San Antonio Gold Project
Asset held for sale and discontinued operations
Operating Expense	(14,520)	(10,917)
Other income (expenses), net	4,982	(18,173)
Net loss from discontinued operations	$ (9,538)	$ (29,090)